Retail | Vanguard Florida Long-Term Tax-Exempt Fund
Risk/Return
Investment Objective

The Fund seeks to provide current income that is exempt from federal income taxes. It is also expected that the Fund's shares will be exempt from Florida taxes, if any. The Fund is intended for Florida residents only.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Florida Long-Term Tax-Exempt Fund Retail) Vanguard Florida Long-Term Tax-Exempt Fund (USD $)	Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares	Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Florida Long-Term Tax-Exempt Fund Retail) Vanguard Florida Long-Term Tax-Exempt Fund	Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares	Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Management Expenses	0.17%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Florida Long-Term Tax-Exempt Fund Retail) Vanguard Florida Long-Term Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22%.

Primary Investment Strategies

The Fund invests primarily in high-quality municipal bonds issued by state and local governments and regional governmental authorities. At least 80% of the Fund's assets will be invested in securities whose income is exempt from federal and Florida taxes, if any. Although the Fund has no limitations on the maturities of individual securities, its dollar-weighted average maturity is expected to be between 10 and 25 years. The Fund invests a majority of its assets in municipal bonds of Florida issuers but may invest up to 50% in non-Florida municipal bonds.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

State-specific risk, which is the chance that developments in Florida will adversely affect the securities held by the Fund. Because the Fund invests at least 50% of its assets in securities issued by Florida and its municipalities, it is more vulnerable to unfavorable developments in Florida than are funds that do not focus their investments in a particular state. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Florida municipal market.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally high for long-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund, because it invests mainly in bonds that are considered to be of high quality.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Florida Long-Term Tax-Exempt Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 4.54%

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.25% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.55% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Florida Long-Term Tax-Exempt Fund Retail) Vanguard Florida Long-Term Tax-Exempt Fund	One Year	Five Years	Ten Years	Since Inception	Comparative Benchmark
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares	1.67%	3.60%	4.55%		Comparative Indexes
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	1.67%	3.57%	4.48%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.61%	3.72%	4.54%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares Barclays Capital 10 Year Municipal Bond Index	4.05%	4.85%	5.15%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares	1.75%	3.68%		4.20%	Comparative Indexes
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares Barclays Capital 10 Year Municipal Bond Index	4.05%	4.85%		4.76%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares Barclays Capital Municipal Bond Index	2.38%	4.09%		4.37%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (Vanguard Florida Long-Term Tax-Exempt Fund, USD $)	12 Months Ended
Nov. 30, 2010
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Florida Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2010
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Expense Example, No Redemption (Vanguard Florida Long-Term Tax-Exempt Fund, USD $)	12 Months Ended
Nov. 30, 2010
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154

Average Annual Total Returns (Vanguard Florida Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2010
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.67%
Five Years	3.60%
Ten Years	4.55%
Inception Date	Sep 1, 1992
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.75%
Five Years	3.68%
Since Inception	4.20%
Inception Date	Nov 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.67%
Five Years	3.57%
Ten Years	4.48%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.61%
Five Years	3.72%
Ten Years	4.54%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Barclays Capital 10 Year Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.05%
Five Years	4.85%
Ten Years	5.15%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares | Barclays Capital 10 Year Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.05%
Five Years	4.85%
Since Inception	4.76%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Barclays Capital Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.38%
Five Years	4.09%
Ten Years	4.83%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares | Barclays Capital Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.38%
Five Years	4.09%
Since Inception	4.37%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard Florida Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000888451
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 22, 2011
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Barclays Capital 10 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.05%
Five Years	rr_AverageAnnualReturnYear05	4.85%
Ten Years	rr_AverageAnnualReturnYear10	5.15%
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares | Barclays Capital 10 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.05%
Five Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Years	rr_AverageAnnualReturnYear05	4.09%
Ten Years	rr_AverageAnnualReturnYear10	4.83%
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.67%
Five Years	rr_AverageAnnualReturnYear05	3.57%
Ten Years	rr_AverageAnnualReturnYear10	4.48%
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.61%
Five Years	rr_AverageAnnualReturnYear05	3.72%
Ten Years	rr_AverageAnnualReturnYear10	4.54%
Retail | Vanguard Florida Long-Term Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 22, 2011
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide current income that is exempt from federal income taxes. It is also expected that the Fund's shares will be exempt from Florida taxes, if any. The Fund is intended for Florida residents only.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality municipal bonds issued by state and local governments and regional governmental authorities. At least 80% of the Fund's assets will be invested in securities whose income is exempt from federal and Florida taxes, if any. Although the Fund has no limitations on the maturities of individual securities, its dollar-weighted average maturity is expected to be between 10 and 25 years. The Fund invests a majority of its assets in municipal bonds of Florida issuers but may invest up to 50% in non-Florida municipal bonds.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

State-specific risk, which is the chance that developments in Florida will adversely affect the securities held by the Fund. Because the Fund invests at least 50% of its assets in securities issued by Florida and its municipalities, it is more vulnerable to unfavorable developments in Florida than are funds that do not focus their investments in a particular state. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Florida municipal market.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally high for long-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund, because it invests mainly in bonds that are considered to be of high quality.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Florida Long-Term Tax-Exempt Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 4.54%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.25% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.55% (quarter ended December 31, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 1, 1992
2001	rr_AnnualReturn2001	4.55%
2002	rr_AnnualReturn2002	10.84%
2003	rr_AnnualReturn2003	5.67%
2004	rr_AnnualReturn2004	4.08%
2005	rr_AnnualReturn2005	2.59%
2006	rr_AnnualReturn2006	4.50%
2007	rr_AnnualReturn2007	3.42%
2008	rr_AnnualReturn2008	(5.08%)
2009	rr_AnnualReturn2009	14.43%
2010	rr_AnnualReturn2010	1.67%
Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	4.54%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
One Year	rr_AverageAnnualReturnYear01	1.67%
Five Years	rr_AverageAnnualReturnYear05	3.60%
Ten Years	rr_AverageAnnualReturnYear10	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Vanguard Florida Long-Term Tax-Exempt Fund | Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	1.75%
Five Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2001